Costs and expenses by nature	12 Months Ended
Dec. 31, 2025
Costs and expenses by nature
Costs and expenses by nature
20 Costs and expenses by nature

Accounting policy:

The Company and its subsidiaries account for natural gas distribution concession contracts using the intangible asset model in accordance with IFRIC 12 and IAS 38 and classify the amortization of the concession contract as cost of sales.

Expenses are presented in the statement of profit or loss and other comprehensive income by function. The reconciliation of revenues, costs, and expenses by nature/purpose is as follows:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Raw materials	(6,844,761)	(7,134,069)	(7,291,453)
Commodity cost (natural gas)	(9,798,394)	(12,083,199)	(11,919,415)
Railroad transport and port elevation expenses	(3,260,552)	(3,129,514)	(2,696,333)
Other transport	(506,805)	(484,136)	(523,747)
Depreciation and amortization	(3,890,832)	(3,868,583)	(3,364,943)
Personnel expenses	(3,183,083)	(3,115,478)	(2,893,919)
Construction cost	(1,568,285)	(1,602,284)	(1,494,141)
Third-party services expenses	(923,519)	(901,372)	(952,294)
Selling expenses	(3,181)	(42,815)	(37,451)
Cost of properties sold	(82,216)	(746,956)	(153,470)
Other	(1,559,250)	(1,548,827)	(1,101,274)
	(31,620,878)	(34,657,233)	(32,428,440)

Cost of sales	(27,242,987)	(30,236,061)	(28,549,896)
Selling expenses	(1,850,143)	(1,575,890)	(1,350,570)
General and administrative expenses	(2,527,748)	(2,845,282)	(2,527,974)
Total	(31,620,878)	(34,657,233)	(32,428,440)